Trade And Unbilled Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 747,327	$ 723,538
Unbilled receivables	668,821	516,469
Less – allowance for doubtful accounts	(9,585)	(7,416)
Trade and unbilled receivables, net	1,406,563	1,232,591
Includes receivables due from affiliated companies	75,340	84,969
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	$ 547,970	$ 498,964